Significant Accounting Policies (Details) - Schedule of revenue by products and services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of revenue by products and services [Abstract]
Proprietary software and related services	$ 632,986	$ 509,109	$ 438,256
Other products and third party	472,045	312,315	229,104
Services	1,299,345	1,112,494	1,033,755
Total	$ 2,404,376	$ 1,933,918	$ 1,701,115